REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Reclassifications made to the consolidated balance sheet (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Jan. 01, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
VAT reclaimable	₽ 13,498	$ 181.7	₽ 7,573
Other current assets	7,288	98.1	5,377
Income and non-income taxes payable	16,196	218.0	12,573
Total current liabilities	111,106	1,495.5	62,852
Deferred tax liabilities	2,989	40.2	3,705
Finance lease liabilities	15,350	206.6	3,387
Other accrued liabilities	2,649	35.6	1,459
Total non-current liabilities	131,465	1,769.5	104,658
Total liabilities	242,571	3,265.0	167,510
Additional paid-in capital	112,942	1,520.2	160,857
Accumulated other comprehensive income	16,193	217.9	17,923			₽ 8,150
Retained earnings	131,488	1,769.9	145,789			111,198
Total equity attributable to Yandex N.V.	258,176	3,475.1	324,841
Total shareholders' equity	₽ 272,056	$ 3,662.0	344,935		₽ 214,795		₽ 201,307
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Other current assets			12,950
Income and non-income taxes payable			11,440
Total current liabilities			61,719
Deferred tax liabilities			3,838
Other accrued liabilities			4,689
Total non-current liabilities			104,634
Total liabilities			166,353
Additional paid-in capital			160,762
Accumulated other comprehensive income			17,976			8,182
Retained earnings			146,988			111,465
Total equity attributable to Yandex N.V.			325,998
Total shareholders' equity			346,092
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Income and non-income taxes payable			1,133
Total current liabilities			1,133
Deferred tax liabilities			(133)
Other accrued liabilities			157
Total non-current liabilities			24
Total liabilities			1,157
Additional paid-in capital			95
Accumulated other comprehensive income			(53)
Retained earnings			(1,199)	$ (16.2)
Total equity attributable to Yandex N.V.			(1,157)
Total shareholders' equity			(1,157)
Reclassifications
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
VAT reclaimable			7,573
Other current assets			(7,573)
Finance lease liabilities			3,387
Other accrued liabilities			₽ (3,387)
Accumulated other comprehensive income						(32)
Retained earnings						₽ (267)